Vista Outdoor Inc. - 10-K Earnings Per Share (Details) - Vista Outdoor Inc. - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net income (loss)	$ 57,120	$ 58,100	$ (5,505)	$ (9,718)	$ 473,226
Denominator:
Weighted-average number of common shares outstanding, basic (in shares)	58,312,000	57,455,000	57,946,000	56,600,000	57,190,000
Dilutive effect of stock-based awards (in shares)	329,000	1,086,000	0	0	1,947,000
Diluted EPS shares outstanding (in shares)	58,641,000	58,541,000	57,946,000	56,600,000	59,137,000
Earnings (loss) per common share:
Basic (in dollars per share)	$ 0.98	$ 1.01	$ (0.10)	$ (0.17)	$ 8.27
Diluted (in dollars per share)	$ 0.97	$ 0.99	$ (0.10)	$ (0.17)	$ 8.00
Common Stock
Earnings (loss) per common share:
Potentially dilutive securities excluded from computation of diluted earnings per share, because either the effect would have been anti-dilutive, or the options’ exercise prices were greater than the average market price of the common stock	300,000	109,000	300,000	1,504,000